Pensions and Post-Employment Benefits - Sensitivity Analysis of Pension and Other Post-Employment Benefits (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	$ (207)
Sensitivity, possible decrease in actuarial assumption	234
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	8
Sensitivity, possible decrease in actuarial assumption	(7)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	146
Sensitivity, possible decrease in actuarial assumption	(128)
Pension defined benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(202)
Sensitivity, possible decrease in actuarial assumption	228
Pension defined benefit plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	7
Sensitivity, possible decrease in actuarial assumption	(7)
Pension defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	146
Sensitivity, possible decrease in actuarial assumption	(128)
Other post employment benefits [Member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(5)
Sensitivity, possible decrease in actuarial assumption	6
Other post employment benefits [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	$ 1